Average Annual Total Returns{- Fidelity Large Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Large Cap Stock Fund	Fidelity Large Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Large Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Large Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	9.00%	12.43%	12.22%	7.94%	10.90%	11.01%	5.99%	9.66%	9.90%	18.40%	15.22%	13.88%